Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

27.  Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2020	2021
Property and equipment	428,448	2,987,743
Leasehold improvements	54,911	392,910
Total	483,359	3,380,654

(b) Contingencies

Between March and July 2019, several putative securities class action lawsuits were filed against the Company, certain of the Company’s directors and officers, the underwriters in the IPO and the process agent, alleging, in sum and substance, that the Company’s statements in the Registration Statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. Some of these actions have been withdrawn, transferred or consolidated. Currently, three securities class actions remain pending in the U.S. District Court for the Eastern District of New York (E.D.N.Y.), Supreme Court of the State of New York, New York County (N.Y. County), and Supreme Court of the State of New York, County of Kings (Kings County) respectively. In the E.D.N.Y. action, the Company and other defendants filed their Motion to Dismiss on October 19, 2020. Certain of the Company's directors and officers, who were named as defendants in this action, joined the company’s Motion. On August 12, 2021, the Court denied the Motion to Dismiss. The action has since proceeded to the discovery stage. The Company and other Defendants submitted their respective Answers to Plaintiffs’ Complaint on October 25, 2021, and will continue to proceed with the discovery process, subject to further negotiations with Plaintiffs regarding the scope, steps and timeline for the exchange of documents. In the New York county action, by an order dated March 23, 2021, the Court granted the plaintiffs' motion to lift the stay in favor of the federal action. Plaintiffs subsequently filed an amended complaint on April 2, 2021.The Company and other defendants filed a motion to dismiss on May 17, 2021. Briefing on the Motion to Dismiss was completed on August 2, 2021. The Court's decision on the Motion is pending. On October 4, 2021, the Court granted the Company and other Defendants' Motion to Dismiss. The Court dismissed Plaintiffs' claims with respect to the subsidy issue with prejudice (not permitting Plaintiffs to amend their claims), and dismissed Plaintiffs' claims with respect to the quality and design of ES8 without prejudice. Plaintiffs have not amended their claims by December 31, 2021. In the Kings County action, the judge has yet to be assigned and there has not been any major development. These actions remain in their preliminary stages. The Company is currently unable to determine any estimate of the amount or range of any potential loss, if any, associated with resolution of such lawsuits, if they proceed.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2020 and 2021, other than as disclosed above, the Group is not a party to any material legal or administrative proceedings.